Convertible debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Debt	$ 3,187	$ 3,088	$ 2,821
Less: Current portion	(3,187)	(1,250)	(1,250)
Convertible debt, net	0	1,838	1,571
Roenigk 2007 Convertible Promissory Note [Member]
Convertible Debt		0	860
Roenigk 2008 Convertible Promissory Note [Member]
Convertible Debt		0	711
December 2011 Convertible Promissory Notes [Member]
Convertible Debt	1,250	1,250	1,250
Roenigk 2012 Convertible Promissory Note [Member]
Convertible Debt	$ 1,937	$ 1,838	$ 0